Stockholders' equity - Common stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders Equity Note
Cash dividends				$ 116,022	$ 101,293	$ 102,136
Dividends payable			$ 29,027	$ 29,027	$ 25,092
Dividends Declared per Common Share				$ 1.20	$ 1.00	$ 1.00
Common Stock
Stockholders Equity Note
Common stock dividends per share cash paid			$ 0.30
Dividends payable			$ 29,000	$ 29,000	$ 25,100	$ 25,500
Dividends Declared per Common Share			$ 0.30
Dividend payable, to be paid date				Jan. 02, 2020
Dividends payable, record date				Dec. 05, 2019
Common Stock | Subsequent event
Stockholders Equity Note
Common stock dividends per share cash paid	$ 0.40	$ 0.40
Dividend payable, to be paid date	Apr. 01, 2020
Dividends payable, record date	Mar. 19, 2020